UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2005                                                                        (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                        Value
Arizona - 2.1%          $   3,590    Pinal County, Arizona, COP, 5.25% due 12/01/2023                                 $     3,790

Arkansas - 2.2%             3,710    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                     Bonds, DRIVERS, Series 964Z, 7.793% due 6/01/2010 (b)(e)(i)                            4,098

California - 36.6%          3,250    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                     Series 878Z, 7.778% due 12/01/2009 (b)(i)                                              3,798
                                     California State Department of Water Resources, Power Supply Revenue Bonds,
                                     Series A:
                            4,000        5.375% due 5/01/2017 (d)                                                           4,382
                            3,400        5.25% due 5/01/2020                                                                3,652
                            3,325        5.375% due 5/01/2022                                                               3,596
                            2,000    California State Public Works Board, Lease Revenue Bonds (Department of General
                                     Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)                  2,083
                            1,300    California State, Various Purpose, GO, 5.50% due 4/01/2028                             1,432
                                     East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002):
                            1,800        Series B, 5% due 8/01/2027 (c)                                                     1,895
                            1,335        Series D, 5% due 8/01/2021 (d)                                                     1,427
                            5,155        Series D, 5% due 8/01/2029 (d)                                                     5,450
                            3,000    Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series B, 5.75% due 6/01/2008 (g)                            3,230
                            5,305    Industry, California, Urban Development Agency, Tax Allocation Bonds
                                     (Civic-Recreational-Industrial Redevelopment Project No. 1), Series B, 5% due
                                     5/01/2019 (b)                                                                          5,601
                                     Los Angeles, California, Unified School District, GO:
                            2,000        (Election of 1997), Series F, 5% due 1/01/2028 (c)                                 2,111
                            4,940        Series A, 5% due 1/01/2028 (b)                                                     5,214
                            2,565    Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                     5.50% due 9/01/2036 (a)                                                                2,841


Portfolio
Abbreviations


To simplify the listings of MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligations Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
VRDN       Variable Rate Demand Notes



MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                        Value
California              $   2,000    Sacramento County, California, Sanitation District, Financing Authority,
(concluded)                          Revenue Refunding Bonds, Series A, 5.875% due 12/01/2027                         $     2,040
                            5,005    San Francisco, California, City & County, GO (California Academy of Sciences
                                     Improvements), Series E, 5% due 6/15/2023 (b)                                          5,314
                            1,265    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
                                     due 9/01/2030 (b)                                                                      1,330
                                     San Pablo, California, Joint Powers Financing Authority, Tax Allocation
                                     Revenue Refunding Bonds (b):
                            2,635        5.66%* due 12/01/2024                                                                994
                            2,355        5.66%* due 12/01/2025                                                                835
                            2,355        5.66%* due 12/01/2026                                                                789
                            2,800    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                     (Community Facilities District No. 97-1), Series A, 5% due 9/01/2038 (f)               2,898
                            2,000    University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                     5% due 9/01/2022 (f)                                                                   2,107
                            3,480    West Contra Costa, California, Unified School District, GO, Series C, 5% due
                                     8/01/2021 (c)                                                                          3,697
                            2,435    William S. Hart Union High School District, California, Capital Appreciation,
                                     GO (Election of 2001), Series B, 4.72%* due 9/01/2025 (f)                                933

Colorado - 6.4%                      Aurora, Colorado, COP (a):
                            2,440        5.75% due 12/01/2015                                                               2,704
                            2,560        5.75% due 12/01/2016                                                               2,837
                            2,730        5.75% due 12/01/2017                                                               3,022
                            2,890        5.75% due 12/01/2018                                                               3,197

Connecticut - 2.8%          5,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                     (Connecticut State University System), Series E, 5% due 11/01/2033 (c)                 5,241

Florida - 0.4%                255    Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                                     Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                       257
                            2,225    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                     Series A, 5.240%* due 10/01/2037 (b)                                                     423

Georgia - 1.2%              2,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)              2,166

Illinois - 11.9%                     Chicago, Illinois, GO (c):
                            1,270        5.50% due 1/01/2021                                                                1,354
                            7,965        Series A, 6% due 7/01/2010 (g)                                                     8,993
                            2,150    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                     Series 845-Z, 9.319% due 1/01/2012 (b)(d)(i)                                           2,703
                            2,965        5.75% due 1/01/2011 (g)                                                            3,309
                              535        5.75% due 1/01/2017                                                                  590
                            4,500    Illinois State, GO, First Series, 6% due 1/01/2018 (c)                                 4,969
                               45    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                     No. 220, GO, 5.75% due 12/01/2019 (c)                                                     50

Indiana - 1.2%              2,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                     due 6/01/2029 (c)                                                                      2,152

Massachusetts - 11.0%       3,565    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                     Senior Series A, 5% due 7/01/2035                                                      3,675
                            1,415    Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT,
                                     Series A, 5.15% due 6/01/2011 (b)                                                      1,433
                                     Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT (f):
                            3,300        Series A, 5.15% due 7/01/2026                                                      3,348
                            2,440        Series C, 5.50% due 7/01/2032                                                      2,538
                            3,685    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                     Bonds, Series A, 5% due 8/15/2030 (f)                                                  3,909
                            5,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                     1/01/2014 (c)(g)                                                                       5,526

Michigan - 8.0%             2,035    Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (c)(g)           2,219
                            7,900    Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A,
                                     2.22% due 7/01/2033 (f)(h)                                                             7,900
                                     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                     AMT (d):
                            1,500        (Detroit Edison Pollution), Series B, 5.65% due 9/01/2029                          1,606
                            1,750        DRIVERS, Series 857Z, 8.378% due 3/01/2010 (i)                                     1,996
                            1,000        DRIVERS, Series 858Z, 8.079% due 12/01/2011 (i)                                    1,154

Minnesota - 2.4%            4,015    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                     5.65% due 2/01/2019 (b)                                                                4,416

Missouri - 6.8%             2,000    Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct Deposit
                                     Program), 5.50% due 3/01/2018 (c)                                                      2,167
                                     Mehlville, Missouri, School District Number R-9, COP (f):
                            2,610        (Missouri Capital Improvement Projects), 5.50% due 9/01/2012 (g)                   2,927
                            1,925        Series A, 5.50% due 3/01/2014                                                      2,112
                            2,175        Series A, 5.50% due 3/01/2015                                                      2,378
                            1,170        Series A, 5.50% due 3/01/2016                                                      1,279
                            1,500        Series A, 5.50% due 3/01/2017                                                      1,639

Nebraska - 2.1%                      Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                     First Tier, Series A (a):
                            1,585        5.50% due 4/01/2020                                                                1,742
                            2,000        5.50% due 4/01/2021                                                                2,199

New Jersey - 12.4%                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                            5,295        5.75% due 6/15/2029                                                                5,675
                            3,800        5.75% due 6/15/2034                                                                4,227
                            6,700    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                     7/01/2033 (b)                                                                          7,250
                            5,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                     1/01/2030 (f)                                                                          5,830

New York - 26.6%            1,185    Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                     due 11/15/2030 (a)                                                                     1,256
                           10,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                     due 8/01/2009 (f)(g)                                                                  11,181
                                     New York City, New York, GO, Refunding:
                            5,865        Series C, 5.875% due 8/01/2006 (b)(g)                                              6,135
                              385        Series C, 5.875% due 2/01/2016 (b)                                                   402
                            7,500        Series G, 5.75% due 2/01/2017 (f)                                                  7,720
                            7,085    New York City, New York, GO, Series G, 5.75% due 10/15/2007 (f)(g)                     7,588
                            4,095    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                     4,473
                            2,645    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (b)                                           2,879
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1:
                            4,900        5.50% due 6/01/2017                                                                5,389
                            2,000        5.50% due 6/01/2021                                                                2,197

Oregon - 0.8%               1,400    Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds (Oregon
                                     Convention Center), Series A, 5.75% due 6/15/2015 (a)                                  1,557

Pennsylvania - 10.8%        3,370    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                     Utilities Corporation Project), 4.75% due 2/15/2027 (c)                                3,443
                            3,900    Pennsylvania State Higher Educational Facilities Authority, State System of
                                     Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                     4,030
                            6,045    Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                     AMT, Series B, 5.50% due 6/15/2017 (c)                                                 6,357
                            2,015    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2019 (c)                 2,175
                            1,800    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                     (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                     1,926
                            1,885    York County, Pennsylvania, School of Technology Authority, Lease Revenue
                                     Refunding Bonds, 5.50% due 2/15/2022 (c)                                               2,088

Rhode Island - 4.7%         5,000    Providence, Rhode Island, Redevelopment Agency, Revenue Refunding Bonds
                                     (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(g)          5,585
                            2,870    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                     (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (d)                     3,162

South Carolina - 0.9%       1,525    Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage
                                     Hospital Facilities, Revenue Refunding Bonds, Series A, 5.25% due 2/15/2025 (b)(e)     1,642

Tennessee - 3.1%                     Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A (f):
                            2,890        5.25% due 7/01/2022                                                                3,000
                            2,655        5.35% due 1/01/2026                                                                2,755

Texas - 5.5%                1,900    Bell County, Texas, Health Facilities Development Corporation, Hospital
                                     Revenue Bonds (Scott & White Memorial Hospital), VRDN, Series B-2, 2.26% due
                                     8/15/2029 (b)(h)                                                                       1,900
                            4,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                     Series 778-Z, 8.32% due 11/01/2011 (b)(i)                                              4,580
                            2,913    Houston, Texas, Community College System, Participation Interests, COP (Alief
                                     Center Project), 5.75% due 8/15/2022 (b)                                               3,140
                              500    North Central Texas, Health Facility Development Corporation Revenue Bonds
                                     (Methodist Hospitals-Dallas), VRDN, Series B, 2.24% due 10/01/2015 (b)(h)                500

Virginia - 0.7%             1,225    Virginia State HDA, Commonwealth Mortgage Revenue Bonds, Series J, Sub-Series J-1,
                                     5.20% due 7/01/2019 (b)                                                                1,233

Washington - 4.8%           4,000    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (b)                          4,448
                            2,310    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                     Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            2,445
                            1,810    Snohomish County, Washington, Public Utility District Number 001, Electric
                                     Revenue Bonds, 5.50% due 12/01/2022 (f)                                                2,004

West Virginia - 2.8%        5,000    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                     Bonds, Series D, 5.20% due 11/01/2021 (b)                                              5,183

Wisconsin - 0.3%              500    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                     Center of Southeastern Wisconsin Project), 5.50% due 6/01/2024                           528

Wyoming - 0.9%              1,500    Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                     6.20% due 6/01/2024                                                                    1,613

Puerto Rico - 3.1%          3,500    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2027 (d)                                                                          3,734
                            1,870    Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                     Bonds, Series D, 5.25% due 7/01/2036                                                   1,979

                                     Total Municipal Bonds (Cost - $305,316) - 172.5%                                     318,876


                           Shares
                             Held    Short-Term Securities
                              721    Merrill Lynch Institutional Tax-Exempt Fund (j)                                          721

                                     Total Short-Term Securities (Cost - $721) - 0.4%                                         721

                                     Total Investments (Cost - $306,037**) - 172.9%                                       319,597
                                     Liabilities in Excess of Other Assets - (0.4%)                                         (720)
                                     Preferred Stock, at Redemption Value - (72.5%)                                     (134,059)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Stock - 100.0%                                   $   184,818
                                                                                                                      ===========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                (in Thousands)

    Aggregate cost                                              $      306,037
                                                                ==============
    Gross unrealized appreciation                               $       13,832
    Gross unrealized depreciation                                        (272)
                                                                --------------
    Net unrealized appreciation                                 $       13,560
                                                                ==============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FHA Insured.

(f) FSA Insured.

(g) Prerefunded.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
    2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                (in Thousands)

                                                          Net         Dividend
    Affiliate                                           Activity        Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                                    600              $14


    Financial futures contracts sold as of July 31, 2005 were as follows:

                                                                (in Thousands)

    Number of                           Expiration        Face      Unrealized
    Contracts        Issue                 Date          Value    Appreciation

      150           10-Year
               U.S. Treasury Bond     September 2005    $16,851           $203


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniHoldings Insured Fund, Inc.

Date: September 23, 2005